Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Income taxes receivable (payable)	$ 12.0	$ 30.0
Net Operating Loss Carryforwards	183.2	155.8
Foreign net operating loss carryforwards resulting in deferred tax assets	157.1	138.0
Foreign tax credit carryforwards	12.7	24.4
Unrecognized Tax Benefits	18.4	29.2	40.4
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	13.1	19.3
Unrecognized Tax Benefits Interest Expense Recognized	1.8	3.1	3.7
Unrecognized Tax Benefits Interest And Penalties Accrued	7.9	12.4
Unrecognized Tax Benefits that may be recognized during the next twelve month period	2.7
Federal and State
Income Tax Examination [Line Items]
Net Operating Loss Carryforwards	26.1	17.8
State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Valuation allowance against net operating loss deferred tax assets	8.8	11.6
Foreign Tax Authority [Member]
Income Tax Examination [Line Items]
Valuation allowance against net operating loss deferred tax assets	$ 112.9	$ 86.1